Share Capital - Shares authorised and issued (Details)	12 Months Ended
Dec. 31, 2023 shares
Disclosure of classes of share capital [line items]
Number of shares issued, beginning balance (in shares)	122,963,545
Exercise of share-based payment awards (in shares)	2,738,848
Issue of shares (in shares)	3
Number of shares issued, ending balance (in shares)	125,702,396
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued, beginning balance (in shares)	122,963,545
Exercise of share-based payment awards (in shares)	2,738,848
Issue of shares (in shares)	3
Number of shares issued, ending balance (in shares)	125,702,396